Jul. 29, 2025
North Shore Equity Rotation ETF
Investment Objective
The North Shore Equity Rotation ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1]	1.39%
Fee Waiver and/or Expense Limitation[2]	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%
1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
2. Split Rock Private Trading & Wealth Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund through July 31, 2026, and may be terminated by the Board of Trustees at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recapture.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$396	$718	$1,630

Portfolio Turnover.
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2025, the portfolio turnover rate was 71.05%.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”). As an actively managed fund, the Fund will not seek to replicate the performance of an index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. and foreign equity securities. The Fund may make these investments in equity securities directly or indirectly through ETFs. The Fund will look through to an ETF’s underlying holdings to determine the Fund’s compliance with its 80% policy. The Fund’s Advisor seeks to identify, in its opinion and based on its research, in which stage of the business cycle the U.S. economy is currently and in which stage of the business cycle the U.S. economy is going to be in the near future. The Advisor then selects securities for the Fund within the sectors that have historically performed well in that stage of the business cycle.
The Fund intends to achieve its investment objective primarily by overweighting and/or underweighting the sectors represented in the S&P 500 Index relative to their weightings in the index based on the Advisor’s research regarding the equity market’s current and pending economic cycles. This research entails a review of current economic indicators, such as gross domestic product (“GDP”), employment, consumer spending and inflation to assess the current phase of the business cycle. Additionally, the Advisor reviews leading economic indicators, that tend to precede changes in the overall economy, to anticipate potential shifts in the cycle. Current economic indicators indicate what the current state of the economy is, and leading economic indicators indicate what the state of the economy is going to be in the near future. The Advisor reviews this data on at least a monthly basis. The Advisor believes that there are four distinct stages within the typical business cycle: recession, recovery, expansion, and slowdown.
1.
The Advisor identifies the recession stage to begin after two successive quarters of falling GDP. In this stage, the Fund will typically more heavily invest in equity securities in the consumer staples, utilities, and health care sectors.

2.
The Advisor identifies the recovery stage as observing increased business activity and economic growth. Increased business activity and economic growth is defined as GDP growth, rising employment, increasing consumer spending, and improving business confidence. In this stage, the Fund may strategically invest in sectors that the Adviser believes have historically performed well in both recessions and recoveries (equity securities in the real estate, technology, consumer discretionary, and materials sectors) in an effort to anticipate the transition to the next market cycle stage.

3.
The Advisor identifies the expansionary stage as observing growth of the economy beyond the recovery and is characterized by increased output, employment, and income. The Advisor believes this stage occurs when the annual GDP growth reaches about 2.5%-3%, where it believes the economy is growing at a rate that is sufficient to create jobs and boost incomes, but it is not growing so fast that it causes inflation to increase quickly. In this stage, the Fund will typically more heavily invest in equity securities in the technology and financials sectors.

4.
The Advisor identifies the slowdown stage as observing growth beginning to slow but the economy is not necessarily contracting yet. The Advisor believes this stage occurs when it observes slowing GDP growth, declining employment growth, weakening consumer spending and slowing business investment compared. In this stage, the Fund will typically more heavily invest in equity securities in the consumer staples and health care sectors.

These stages do not necessarily all occur before returning to a prior stage of the cycle (for instance, the market may return to the recessionary stage after the recovery stage rather than moving on to the expansionary stage). The order of the stages can also vary.
The market cycles vary in both depth and length and the Advisor may also vary the sectors that are more heavily weighted from cycle to cycle. The Advisor selects equity securities using a combination of fundamental (focuses on financial statements and economic indicators to assess an asset’s intrinsic value) and technical (examines share price movements and trends) indicators to identify potential investments and then examines buy-side and sell-side research to make the final selection. In addition to equity securities (which may be of any market capitalization and may include common stock, preferred stock, and convertible securities), the Fund may invest in fixed income securities directly or indirectly through ETFs, and options contracts with up to 20% of the Fund’s net assets. The fixed income securities are used to generate income, which can help to offset losses in other parts of the Fund’s portfolio. The Advisor selects fixed income securities based on its consideration of the duration and credit quality of the available fixed income securities taking into consideration the current status of interest rates, default rates, and general economy. In a rising interest rate or higher default rate environment, the Advisor would generally select more higher credit quality and lower duration fixed income securities; in a declining interest rate or lower default rate environment, the Advisor would generally select the opposite. The options are selected based on the Advisor’s predictions regarding price movements in the reference securities of the options.
The Fund’s investments in equity securities include both domestic and foreign securities. The Advisor may select both foreign and domestic securities in a given sector that is expected to perform well in a given stage of the business cycle. Foreign markets often exhibit a positive correlation with the U.S. market (meaning they often behave similarly). This means that the Advisor would expect a foreign security in a given sector to benefit from a given market cycle stage in a similar manner to how a domestic security in a given sector would be expected to benefit. A particular foreign security may, however, present a unique investment opportunity, such as potentially better values in certain sectors. For instance, during a recession, the utilities sector may generally perform well due to its essential service nature. In such a scenario, you might find a foreign utility company trading at a more attractive valuation compared to a similar U.S. company. The Advisor will select both domestic and foreign securities for the Fund’s portfolio depending on which provides the better investment opportunity at a given point in time.
Once the Advisor makes a determination about where it believes the equity markets are in the market cycle and, therefore, in which sectors the Fund will be over or underweighted, the Advisor selects the specific securities for the Fund’s portfolio. The Fund employs an ongoing tactical approach to its individual investment selection that originates with a top-down macroeconomic approach that then transitions to selection approaches highlighted above to select the individual securities for the Fund’s portfolio. Using a top-down macroeconomic approach means that, for example, in the expansion phase of the business cycle, the Advisor may focus on energy related names due to the Advisor’s macro-economic view that more demand will come online for energy related products and services. The Adviser’s macro-economic view is based on (i) analyzing industry trends by reviewing market research reports and industry analyses to identify trends, emerging technologies, and potential disruptions within a sector and reviewing company news releases, earnings reports, and investor presentations that can provide insights into a sector's future direction and potential growth areas; (ii) evaluating economic indicators by analyzing broader economic trends like inflation, interest rates, and government policies that can impact various sectors differently and analyzing consumer spending patterns and preferences that help identify sectors likely to benefit from changing consumer behavior; and (iii) considering the regulatory environment such as changes in government regulations and policies that can significantly impact different sectors and staying informed about potential regulatory changes that might influence demand within a sector.
The Advisor repeats this process whenever it identifies a change in the business cycle stage or when it determines that a security in the Fund’s portfolio no longer meets the criteria described above upon its daily review of the Fund’s portfolio.
To generate income for the Fund, the Fund may lend its portfolio securities to broker dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis (an accounting practice that involves adjusting the value of the collateral to reflect its value as determined by current market conditions) and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.

Fund Performance
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports and financial statements, at no charge by calling the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting
www.kooletf.com.